Other Non-Current Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Other Liabilities Disclosure [Abstract]
Summary of Other Non-Current Liabilities

Other non-current liabilities as of September 30, 2024 and March 31, 2024 consisted of the following:

	As of September 30, 2024	As of March 31, 2024
Provisions	$1,909	$1,977
Pension liabilities	3,225	2,194
Total other non-current liabilities	$5,134	$4,171

Other non-current liabilities as of March 31, 2024 and 2023 consisted of the following:

	As of March 31,
	2024	2023
Provisions	$1,977	$1,576
Pension liabilities	2,194	1,071
Total other non-current liabilities	$4,171	$2,647